Disclosure of detailed information about warrants outstanding (Details)		Dec. 31, 2018 CAD ($) Share warrant Years	Dec. 31, 2017 CAD ($) warrant	Dec. 31, 2016 CAD ($) warrant
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price		$ 0.20	$ 0.18	$ 0.10
Number of warrants outstanding | warrant		23,876,800	25,454,600	13,444,147
$0.08
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price		$ 0.08
Weighted average contractual life (years) | Years		1.67
Number of warrants outstanding | Share		6,558,333
$0.10
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price		$ 0.1
Weighted average contractual life (years) | Years		2.26
Number of warrants outstanding | Share		11,895,000
$0.45
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price		$ 0.45
Weighted average contractual life (years) | Years		1.82
Number of warrants outstanding | Share		3,375,000
$0.70
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price		$ 0.7
Weighted average contractual life (years) | Years		1.95
Number of warrants outstanding | Share	[1]	2,048,467
$0.20
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price		$ 0.2
Weighted average contractual life (years) | Years		2.01
Number of warrants outstanding | Share		23,876,800

[1]	Subsequent to December 31, 2018, 36,800 of these warrants expired unexercised.